Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of awards, simulation inputs and outputs

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes

Schedule of changes in the Stocks

Changes in the SARs for the year ended December 31, 2019 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2019	1,984,983	$7.72
SARs granted during the twelve months ended December 31, 2019	560,000	$5.10
SARs forfeited during the twelve months ended December 31, 2019	—	—
Balance as at December 31, 2019 (none of which are exercisable or convertible)	2,544,983	$7.14

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2020	1,262,129
2021	373,333
2022	62,222
1,697,684

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of awards, simulation inputs and outputs	A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47

Schedule of changes in the Stocks

Changes in the RSUs for the year ended December 31, 2019 is set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as at January 1, 2019	—	—
RSUs granted during the twelve months ended December 31, 2019	322,106	$5.28
Balance as at December 31, 2019 (none of which are vested)	322,106	$5.28

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2020	740,781
2021	146,557
2022	24,426
911,764

Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

Changes in the DERs for the year ended December 31, 2019 is set forth below:

		Weighted average fair
	No. of DERs	value at grant date
Balance as at January 1, 2019	—	—
DERs granted during the twelve months ended December 31, 2019	1,146,517	$0.49
Balance as at December 31, 2019 (none of which are vested)	1,146,517	$0.49

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2021 is set forth below:

Period	TOTAL
2020	280,897
2021	234,080
514,977

Summary of awards, simulation inputs, outputs and valuation methodology

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service		Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period		Value	Yield	of Return	Volatility	Method
04-Nov-19	1,146,517	2	yrs	$ 0.49	2.93%	2.06%	30.22%	Monte Carlo